Commitments And Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Commitments And Contingencies [Abstract]
Commitments And Contingencies

12. Commitments and Contingencies

Operating Leases

The Company leases its office and datacenter facilities under noncancelable leases that expire at various times through 2015. The Company is also responsible for certain real estate taxes, utilities and maintenance costs on its office facilities. Rent expense was approximately $2.9 million and $2.3 million for the three months ended September 30, 2011 and 2010, respectively, and $8.3 million and $7.1 million for the nine months ended September 30, 2011 and 2010, respectively.

Guarantees

The Company entered into an arrangement with a third-party customer to guarantee performance by the Company. The Company may provide a corporate guarantee, irrevocable letter of credit, surety bond or any other form of guarantee acceptable to the third-party customer of up to $15 million. The corporate guarantee became effective in July 2010.

Sales and Use Tax

The Company accrues for sales and use taxes in certain states. The Company performed an analysis of its potential liability in states where it had not previously remitted these taxes. Based on the results of the analysis, the Company established a reserve for estimated claims from states where sales and use tax had not been remitted of $4.1 million and $3.4 million at September 30, 2011 and December 31, 2010, respectively.

Indemnification

The Company enters into indemnification arrangements in the ordinary course of business. Pursuant to these arrangements, the Company indemnifies, holds harmless and agrees to reimburse the indemnified parties for losses suffered or incurred by the indemnified party, in connection with any trade secret, copyright, patent or other intellectual property infringement claim by any third-party with respect to its technology. The term of these indemnification agreements is generally perpetual any time after the execution of the agreement. The maximum potential amount of future payments the Company could be required to make under these agreements is not determinable because it involves claims that may be made against the Company in the future, but have not yet been made. The Company has not incurred costs to defend lawsuits or settle claims related to these indemnification agreements.

The Company has entered into indemnification agreements with its directors and officers that may require the Company to indemnify its directors and officers against liabilities that may arise by reason of their status or service as directors or officers, other than liabilities arising from willful misconduct of the individual.

Loss Contingencies

The Company is subject to the possibility of various loss contingencies arising in the ordinary course of business. Management considers the likelihood of loss or impairment of an asset or the incurrence of a liability, as well as its ability to reasonably estimate the amount of loss, in determining loss contingencies. An estimated loss contingency is accrued when it is probable that an asset has been impaired or a liability has been incurred and the amount of loss can be reasonably estimated. The Company regularly evaluates current information available to its management to determine whether such accruals should be adjusted and whether new accruals are required.

In the normal course of business, the Company may incur penalties from customers related to power outages or other technical disruptions. As a result of this potential exposure, the Company accrued a liability of $3.2 million and $0.7 million as of September 30, 2011 and December 31, 2010, respectively. Penalties are reflected as a reduction in revenue or as an increase to cost of revenue in the Company's consolidated statements of operations.

In December 2010 the Company became aware of a security breach in one of the legacy computer systems it acquired in an acquisition. This breach could potentially result in an unauthorized acquisition and use of credit card data and could result in assessments or damages from claims asserted by organizers or participants. The Company has performed an internal investigation to assess the potential exposure of the breach and determined it to be insignificant; accordingly, no amounts have been accrued as of September 30, 2011 or December 31, 2010. To date the Company has paid approximately $0.1 million in assessments associated with this breach.

12. Commitments and Contingencies

Operating Leases

The Company leases its office and datacenter facilities under noncancelable leases that expire at various times through 2015. The Company is also responsible for certain real estate taxes, utilities and maintenance costs on its office facilities. Rent expense was approximately $6.2 million, $9.4 million and $9.6 million for the years ended December 31, 2008, 2009 and 2010, respectively.

Future minimum lease payments under non-cancelable operating and capital lease agreements as of December 31, 2010 are as follows (in thousands):

Year Ending December 31,	Operating Leases	Capital Leases
2011	$8,124	$2,280
2012	8,175	1,787
2013	5,878	—
2014	4,605	—
2015	4,310	—
Thereafter	8,295	—

Total minimum lease payments	$39,387	4,067

Less amount representing interest		(421)

Present value of capital lease payments		3,646
Less current portion of capital lease		(1,983)

Long-term obligation under capital lease		$1,663

Guarantees

The Company entered into an arrangement with a third-party customer to guarantee performance by the Company. The Company may provide a corporate guarantee, irrevocable letter of credit, surety bond or any other form of guarantee acceptable to the third-party customer of up to $15 million. The corporate guarantee became effective in July 2010.

Sales and Use Tax

The Company accrues for sales and use taxes in certain states. The Company performed an analysis of its potential liability in states where it had not previously remitted these taxes. Based on the results of the analysis, the Company established a reserve for estimated claims from states where sales and use tax had not been remitted of $2.7 million and $3.4 million at December 31, 2009 and 2010, respectively.

Indemnification

The Company enters into indemnification arrangements in the ordinary course of business. Pursuant to these arrangements, the Company indemnifies, holds harmless and agrees to reimburse the indemnified parties for losses suffered or incurred by the indemnified party, in connection with any trade secret, copyright, patent or other intellectual property infringement claim by any third-party with respect to its technology. The term of these indemnification agreements is generally perpetual any time after the execution of the agreement. The maximum potential amount of future payments the Company could be required to make under these agreements is not determinable because it involves claims that may be made against the Company in the future, but have not yet been made. The Company has not incurred costs to defend lawsuits or settle claims related to these indemnification agreements.

The Company has entered into indemnification agreements with its directors and officers that may require the Company to indemnify its directors and officers against liabilities that may arise by reason of their status or service as directors or officers, other than liabilities arising from willful misconduct of the individual.

Loss Contingencies

The Company is subject to the possibility of various loss contingencies arising in the ordinary course of business. Management considers the likelihood of loss or impairment of an asset or the incurrence of a liability, as well as its ability to reasonably estimate the amount of loss, in determining loss contingencies. An estimated loss contingency is accrued when it is probable that an asset has been impaired or a liability has been incurred and the amount of loss can be reasonably estimated. The Company regularly evaluates current information available to its management to determine whether such accruals should be adjusted and whether new accruals are required.

In December 2010 the Company became aware of a security breach in one of the legacy computer systems it acquired in an acquisition. This breach could potentially result in an unauthorized acquisition and use of credit card data and could result in fines or damages from claims asserted by organizers or participants. The Company has performed an internal investigation to assess the level of the breach. Based on the status of the investigation, the Company has concluded that any potential liability is not probable and that no amounts can be reasonably estimated. As a result, no amounts have been accrued as of December 31, 2010.